Income Taxes (Details) - Schedule of company’s net deferred tax assets (liabilities) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Accrued expenses and other	$ 510	$ 592
Intangibles	407	369
Net operating losses	14,683	6,046
Research and development credits	1,410	315
Stock based compensation	222	179
Lease Liability	760	485
Unrealized gain/loss	13
Total deferred tax assets	18,005	7,986
Valuation allowance	(17,682)	(7,587)
Total net deferred tax assets	323	399
Deferred tax liabilities:
Right-of-use asset	(302)	(399)
Fixed assets	(21)
Total deferred tax liabilities	(323)	(399)
Net deferred tax assets